DERIVATIVE FINANCIAL INSTRUMENTS Impact of Derivative Instruments on Statement of Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commodity Price Risk Management, net [Member]
Derivative [Line Items]
Realized Gains (Losses) on Derivative Instruments not Designated as Hedging Instruments	$ 49,416	$ 17,243	$ 47,095
Unrealized Gain (Loss)	(17,077)	28,847	12,796
Total Derivative Gain (Loss)	32,339	46,090	59,891
Sales From Natural Gas Marketing [Member]
Derivative [Line Items]
Realized Gains (Losses) on Derivative Instruments not Designated as Hedging Instruments	2,170	2,970	6,381
Unrealized Gain (Loss)	(1,658)	(161)	(645)
Total Derivative Gain (Loss)	512	2,809	5,736
Cost of Natural Gas Marketing [Member]
Derivative [Line Items]
Realized Gains (Losses) on Derivative Instruments not Designated as Hedging Instruments	(2,029)	(2,571)	(5,901)
Unrealized Gain (Loss)	1,601	(85)	474
Total Derivative Gain (Loss)	(428)	(2,656)	(5,427)
Reclassification of Realized Gains (Losses) Included in Prior Periods Unrealized [Member] | Commodity Price Risk Management, net [Member]
Derivative [Line Items]
Realized Gains (Losses) on Derivative Instruments not Designated as Hedging Instruments	28,819	10,329	20,148
Unrealized Gain (Loss)	(28,819)	(10,329)	(20,148)
Total Derivative Gain (Loss)	0	0	0
Reclassification of Realized Gains (Losses) Included in Prior Periods Unrealized [Member] | Sales From Natural Gas Marketing [Member]
Derivative [Line Items]
Realized Gains (Losses) on Derivative Instruments not Designated as Hedging Instruments	1,571	1,827	2,390
Unrealized Gain (Loss)	(1,571)	(1,827)	(2,390)
Total Derivative Gain (Loss)	0	0	0
Reclassification of Realized Gains (Losses) Included in Prior Periods Unrealized [Member] | Cost of Natural Gas Marketing [Member]
Derivative [Line Items]
Realized Gains (Losses) on Derivative Instruments not Designated as Hedging Instruments	(1,387)	(1,441)	(1,905)
Unrealized Gain (Loss)	1,387	1,441	1,905
Total Derivative Gain (Loss)	0	0	0
Realized and Unrealized Gains (Losses) for the Current Period [Member] | Commodity Price Risk Management, net [Member]
Derivative [Line Items]
Realized Gains (Losses) on Derivative Instruments not Designated as Hedging Instruments	20,597	6,914	26,947
Unrealized Gain (Loss)	11,742	39,176	32,944
Total Derivative Gain (Loss)	32,339	46,090	59,891
Realized and Unrealized Gains (Losses) for the Current Period [Member] | Sales From Natural Gas Marketing [Member]
Derivative [Line Items]
Realized Gains (Losses) on Derivative Instruments not Designated as Hedging Instruments	599	1,143	3,991
Unrealized Gain (Loss)	(87)	1,666	1,745
Total Derivative Gain (Loss)	512	2,809	5,736
Realized and Unrealized Gains (Losses) for the Current Period [Member] | Cost of Natural Gas Marketing [Member]
Derivative [Line Items]
Realized Gains (Losses) on Derivative Instruments not Designated as Hedging Instruments	(642)	(1,130)	(3,996)
Unrealized Gain (Loss)	214	(1,526)	(1,431)
Total Derivative Gain (Loss)	$ (428)	$ (2,656)	$ (5,427)